Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Summary of Stock Option Plan

The following table summarizes the Plan’s stock option activity:

	Outstanding number of shares	Weighted- average exercise price per share	Weighted average remaining contractual life	Aggregate intrinsic value
Balance at December 31, 2014	5,166,223	$5.32	7.75	$83,132
Options granted	40,000	15.18
Options exercised	(223,862)	0.88
Options canceled	(23,218)	2.41

Balance at March 31, 2015	4,959,143	$5.62	7.60	$45,005

Options exercisable and vested at March 31, 2015	2,386,525	$1.40	6.21	$29,879
Options vested and expected to vest at March 31, 2015	4,775,924	$5.45	7.54	$44,020

 The following table summarizes the Plan’s stock option activity:

	Outstanding number of shares	Weighted- average exercise price per share	Weighted average remaining contractual life	Aggregate intrinsic value
Balance at December 31, 2013	4,290,057	$1.28	8.00	$24,973
Options granted	1,403,056	16.22
Options exercised	(372,022)	1.02
Options canceled	(154,868)	2.33

Balance at December 31, 2014	5,166,223	$5.32	7.75	$83,132

Options exercisable and vested at December 31, 2014	2,405,749	$0.96	6.25	$49,209
Options vested and expected to vest at December 31, 2014	4,987,024	$5.17	7.70	$81,027

Schedule of Share-based Compensation, Restricted Stock Units Award Activity

The following table summarizes the Plan’s RSUs activity:

	Outstanding number of shares	Weighted- Average Grant Date Fair Value	Weighted average remaining contractual life
Balance at December 31, 2014	998,145	$10.99	$6.53
RSUs granted	343,830	15.46	6.86
RSUs released	(91,469)	10.13	—
RSUs canceled	(48,193)	11.24	—

Balance at March 31, 2015	1,202,313	$13.06	$5.96

The following table summarizes the Plan’s RSUs activity:

	Outstanding number of shares	Weighted- Average Grant Date Fair Value	Weighted average remaining contractual life
Balance at December 31, 2013	—	$—	—
RSUs granted	1,090,945	11.80	6.53
RSUs canceled	(92,800)	9.28	—

Balance at December 31, 2014	998,145	$10.99	6.53

Summary of Effects of Stock-Based Compensation

The following table summarizes the effects of stock-based compensation in the Company’s accompanying condensed consolidated statements of operations:

	Three Months Ended March 31,
	2014	2015
Research and development	$102	$642
Sales and marketing	140	709
General and administrative	174	1,050

Total stock-based compensation	$416	$2,401

The following table summarizes the effects of stock-based compensation in the Company’s accompanying consolidated statements of operations:

	Years Ended Ended December 31,
	2012	2013	2014
Research and development	$159	$206	$1,094
Sales and marketing	92	230	1,058
General and administrative	179	325	1,391

Total stock-based compensation	$430	$761	$3,543

Summary of Vesting Option Plan

The vesting conditions are as follows:

Vesting Condition	Number of Options Vested	Achievement of Market Capitalization	Derived Service Period	Vesting period	Period of Expense Recognition
A	154,014 shares	The Company obtains a $700 million market capitalization for 90 consecutive trading days calculated as the closing price of one share of the Company’s stock as reported by NASDAQ multiplied by the total number of outstanding shares as of each date.	18 months	Equal monthly installments over 24 months, beginning one month after the vesting condition is met	42 months
B	231,021 shares	The Company obtains a $1 billion market capitalization for 90 consecutive trading days calculated as the closing price of one share of the Company’s stock as reported by NASDAQ multiplied by the total number of outstanding shares as of each date.	29 months	Equal monthly installments over 24 months, beginning one month after the vesting condition is met	53 months

Employees
Schedule of Assumptions Used to Calculate Fair Value of Options

The following assumptions were used to calculate the fair value of options for employees:

	Three Months Ended March 31,
	2014	2015
Risk-free interest rate	1.8% to1.98%	1.8%
Dividend yield	— %	— %
Volatility	66% to 67%	70%
Expected term	5.9 to 6.4 years	6.5 years

The following assumptions were used to calculate the fair value of options for employees:

Years Ended December 31,
	2012	2013	2014
Risk-free interest rate	0.81% to 1.12%	1.18% to 1.98%	1.7% to 2.0%
Dividend yield	— %	— %	— %
Volatility	68% to 71%	68% to 69%	66% to 71%
Expected term	5.8 to 6.1 years	5.5 to 6.6 years	5.6 to 6.4 years

Awards Subject To Market Condition
Schedule of Assumptions Used to Calculate Fair Value of Options

 The fair value of the awards subject to market conditions was $4.6 million which will be recognized over the requisite service period and was estimated using a Monte Carlo simulation model with the following assumptions used to estimate the fair value thereof:

Year Ended December 31, 2014
Risk-free interest rate	2.41%
Dividend yield	—%
Volatility	73%
Expected term	10 years